DERIVATIVE WARRANT LIABILITY (Details) - Schedule of Derivative Warrant Liability Gain (Loss)	12 Months Ended
Dec. 31, 2016 USD ($)
Schedule of Derivative Warrant Liability Gain (Loss) [Abstract]
Initial fair value of warrants issued	$ 9,354,000
Increase in fair value	17,284,000
Reclassification to additional paid-in capital upon exercise of warrants	(3,518,000)
Balance	$ 23,120,000